Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 24,738,377	$ 6,930,639
Restricted cash	17,059
Trade receivables	5,127,998	5,400,186
Other receivables		817,564
Other current assets	2,380,718	1,743,008
Withholding tax receivable, net	536,974	757,024
Inventories	1,636,245	5,105,770
Amounts due from related parties	7,716,503	14,508,873
Total current assets	42,153,874	35,263,064
Non-current assets:
Restricted cash	1,274,956	1,300,005
Property, plant and equipment	6,018,408	8,066,761
Right-of-use assets	3,323,870	4,171,409
Intangible assets, net	6,954,467	5,793,143
Goodwill	1,416,405	2,679,445
Withholding tax receivable, net	1,921,073	1,934,072
Deferred tax assets, net	634,619	1,511,753
Other non-current assets	397,030	447,322
Total non-current assets	21,940,828	25,903,910
Total assets	64,094,702	61,166,974
Current liabilities:
Trade and other payables	3,065,838	2,633,995
Borrowings	3,509,709	3,181,616
Borrowing from a related party	1,666,846	3,148,500
Current portion of operating lease liabilities	1,645,233	1,774,192
Current portion of finance lease liabilities, net	200,383	398,136
Other current liabilities	2,837,287	2,477,369
Amounts due to related parties	3,703,038	3,868,691
Convertible note payables	606,786	1,730,267
Total current liabilities	17,235,120	19,212,766
Non-current liabilities:
Borrowings	13,727,574	13,899,818
Operating lease liabilities	1,686,803	2,340,075
Borrowings from related parties	1,437,303	1,455,649
Finance lease liabilities	229,747	233,550
Other non-current liabilities		43,200
Provision for employee benefits	4,775,062	4,849,614
Total non-current liabilities	21,856,489	22,821,906
Total liabilities	39,091,609	42,034,672
Equity
Ordinary shares – par value $0.12 authorized 300,000,000 shares, issued and outstanding 6,883,223 shares at June 30, 2023; par value $0.12 authorized 7,500,000 shares, issued and outstanding 1,618,977 shares at December 31, 2022	826,022	194,313
Subscription receivable	(50,000)	(50,000)
Additional paid in capital	65,150,407	46,231,302
Legal reserve	223,500	223,500
Warrants reserve	251,036	251,036
Accumulated deficit	(42,588,233)	(28,769,014)
Accumulated other comprehensive income	1,281,904	1,112,494
Capital & reserves attributable to equity holders of the Company	25,094,636	19,193,631
Non-controlling interests	(91,543)	(61,329)
Total equity	25,003,093	19,132,302
Total liabilities and equity	$ 64,094,702	$ 61,166,974